Asset-backed securitization debt (Tables)	12 Months Ended
Dec. 31, 2019
Asset-backed securitization debt
Schedule of asset-backed securitization debt, due

As of December 31, 2019, the asset-backed securitization debt will be due according to the following schedule:

		Between 1 to	Between 2 to	Between 3 to	Between 4 to
	Within 1 year	2 years	3 years	4 years	5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	6,278,472	1,173,227	—	—	—